DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

4.           DISCONTINUED OPERATIONS

On September 26, 2016, the Company entered into a Master Agreement with Beijing Shihui, under which the Buyer agreed to purchase the corn seed production and distribution assets, the office building in Beijing, China, and generally the business of commercial corn seed production and sales operated by the Company. On August 16, 2017, the Company entered into a Supplemental Agreement to the Master Agreement, pursuant to which, the aggregate purchase price was increased from RMB400,000 to RMB421,000 and certain payment arrangement provisions were amended.

The overall transaction is conducted in two steps. The first step is the sale of the equity held by Beijing Origin of each of the Denong, Changchun Origin and Linze Origin companies, and the second step is the sale of a company holding the assets of Zhengzhou Branch and the office building in Beijing, PRC. The second step requires Beijing Origin to effect a restructuring to form an entity to own the current office building located in Beijing, China and certain other assets (together the “Zhengzhou Branch Assets”), which entity is sold to the Buyer so as to transfer the building and assets to the Buyer.

When the first step is completed (the “First Closing”), the Buyer should give Beijing Origin a total consideration of RMB221,000, consisting of cash payment of RMB79,000 and bank loans reduction of RMB142,000, for the 98.58% equity ownership interest in Denong, 100% equity ownership interest in Changchun Origin and 100% equity ownership interest in Linze Origin (together the “VIE Subsidiaries”). The First Closing is conditioned (among other things) on Beijing Origin acquiring the current minority percentage ownership of Changchun Origin that is held by the Company’s Chairman, so as to deliver to the Buyer 100% of the equity ownership of Changchun Origin. The minority interest of Denong should continue to be held by two third parties and should not be sold to the Buyer. When the second step is completed (the “Second Closing”), the Buyer should give Beijing Origin a total consideration of RMB200,000, payable in cash after offsetting the then outstanding payables to the Buyer up to RMB150,000, for the 100% ownership interest in an entity formed by Beijing Origin as part of its reorganization to hold the Zhengzhou Branch Assets.

On July 31, 2017, the Company completed the First Closing and sold the VIE subsidiaries. On August 31, 2017, the Company transferred the control of Zhengzhou Branch to Beijing Shihui pursuant to a Management Agreement and the net assets in Zhengzhou Branch intended to be sold at the Second Closing are considered disposed. Of the total purchase price of RMB421,000,  RMB347,085 was allocated to the aforementioned disposed entities and assets and RMB73,915 was allocated to the office building in Beijing, China. As of September 30, 2017,  (1) total cash consideration of RMB45,400 inclusive of the RMB10,000 deposits was received, (2) principal amount of the bank loans amounted to RMB142,000 in the VIE subsidiaries was offset against the purchase price, (3) outstanding payables of RMB121,485 by Zhengzhou Branch to Buyer was offset against the purchase price. During the year ended September 30, 2017, we recognized a loss of RMB3,282 on the sale of commercial corn seed production and sales business operated by the Company. The loss is reported in discontinued operations in the consolidated statements of operations and comprehensive income.

On September 21, 2018, the Company and certain subsidiaries of the Company entered into a Termination Agreement ("Termination Agreement") with Beijing Shihui to terminate that certain Master Agreement, dated as of September 26, 2016, by and among the Company, Beijing Shihui, and certain subsidiaries of the Company. Pursuant to the Termination Agreement, the Company and Beijing Shihui agreed to terminate the Master Agreement and not to pursue the second closing contemplated under the Master Agreement. As a result of the Termination Agreement, the Company will not transfer certain assets, including the headquarters building of the Company located in Beijing, PRC and certain other assets, to Beijing Shihui, meanwhile, the transfer of control of Zhengzhou Branch was rewound as a result of termination of the Management Agreement on September 21, 2018.

The Company reports operating results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Through September 30, 2018, the Company reported discontinued operations when the operations and cash flows of a component of the Company had been eliminated or intended to be eliminated from ongoing operations. For a component to be disposed of by sale, financial results were classified as discontinued only when held for sale criteria were met. For a component to be disposed of other than by sale, financial results were not classified as discontinued until abandonment, distribution, or exchange occurred, depending on the manner of disposal. In the annual report for the year ended September 30, 2016 and 2017, the operating results of the seed production and distribution entities and assets mainly including Changchun Origin, Denong, Linze Origin, Zhengzhou Branch and office building in Beijing, PRC are presented as discontinued operations. The office building in Beijing, PRC was previously planned to be sold to Beijing Shihui. However, the Company changed the original plan and decided not to sell this part of assets. On September 21, 2018, the Company and certain subsidiaries of the Company entered into a Termination Agreement. Pursuant to this agreement, the Company will not transfer the above-mentioned office building in Beijing to Beijing Shihui.

As the above-mentioned office building in Beijing no longer meets the held-for-sale criteria, this part of assets has been reclassified as held and used and the related operation results were reclassified to continuing operations for all periods presented in this report.

The effect in the results of discontinued operations due to the aforesaid reclassification are summarized as follows:

Results of operations reclassified from discontinued operations to continued operations for the fiscal years 2017:

Year Ended September 30,
2017
RMB
Revenues	871
Cost of revenues	(679)
Gross profit	192
Operating expenses
General and administrative	(1,188)
Total operating expenses, net	(1,188)
Impairment loss	(44,706)
Loss before income taxes	(45,702)

Net Loss	(45,702)

The assets and liabilities of the entities that were sold and to be sold have been reclassified as “assets of discontinued operations” and “liabilities of discontinued operations” within current and non-current assets and liabilities, respectively, on the consolidated balance sheets as of September 30, 2017. The results of operations of the entities or assets that were sold and to be sold have been reclassified to “net income (loss) from discontinued operations” in the consolidated statements of income and comprehensive income for the years ended September 30, 2017.

Results of discontinued operations are summarized as follows:

Year ended
September 30,
2017
RMB
Revenues	234,952
Cost of revenues	(171,501)
Gross profit	63,451
Operating expenses
Selling and marketing	(21,149)
General and administrative	(16,414)
Research and development	(659)
Other income, net	360
Total operating expenses, net	(37,862)

Income from discontinued operations	25,589

Interest expense	(5,480)
Interest income	34
Impairment on plant and equipment and inventories	—
Income before income taxes from discontinued operations	20,143

Income tax expense from discontinued operations
Current	(1,281)
Deferred	—
Income tax expenses from discontinued operations	(1,281)

Loss on disposal of commercial seed business	(3,282)
Net income from discontinued operations	15,580
Less: Net income attributable to non-controlling interests	821
Net income from discontinued operations attributable to Origin Agritech Ltd.	14,759